Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of shareholder convertible loans

	Shareholder convertible loans, at fair value
	2024	2023
Balance at January 1	$9,380,301	$19,078,367
Changes in fair value	5,951,087	4,646,994
Conversion to common shares	-	(20,694,791)
Borrowings	7,573,800	5,597,550
Foreign exchange impacts	(345,064)	752,181
Balance at December 31	$22,560,124	$9,380,301

Schedule of debt maturities

The following table summarized the stated debt maturities and scheduled amortization payments, excluding debt premiums and discounts, for each of the five years subsequent to December 31, 2024, and thereafter:

December 31, 2024
	Shareholder loans payable	Short-term borrowings	Shareholder convertible loans at fair value
2025	$50,057,013	$558,206	$22,560,124
2026		-	-
2027	-	-	-
2028	-	-	-
2029	-	-	-
Thereafter	-	-	-
	$50,057,013	$558,206	$22,560,124